INVESTMENT PROPERTIES - Sensitivity Analysis (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
DR
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
DR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,035
DR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	384
DR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	364
DR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 287
TCR
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
TCR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,704
TCR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	578
TCR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	579
TCR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	547
DR and TCR, or ICR | Property
Disclosure of fair value measurement of assets [line items]
Total	2,819
DR and TCR, or ICR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	952
DR and TCR, or ICR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	931
DR and TCR, or ICR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 936